ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)		12 Months Ended
	Feb. 14, 2025	Dec. 31, 2024	Dec. 31, 2023
Incorporation date		Oct. 12, 2017
Accumulated deficit		$ 3,203,361	$ 4,432,962
Working capital deficit		7,800,000
Net cash used in operating activities		1,371,281	1,987,771
Restricted Cash, Current		$ 2,048
Subsequent Event [Member] | Western Acquisition Ventures Corp [Member]
Consideration of shares transferred	15,000,000
Subsequent Event [Member] | Western Acquisition Ventures Corp [Member] | Series A Preferred Stock [Member]
Consideration of shares transferred	106,816
Subsequent Event [Member] | Western Acquisition Ventures Corp [Member] | Series B Preferred Stock [Member]
Consideration of shares transferred	3,000
Subsequent Event [Member] | Western Acquisition Ventures Corp [Member] | Series C Preferred Stock [Member]
Consideration of shares transferred	4,851
Subsequent Event [Member] | Western Acquisition Ventures Corp [Member] | Series D Preferred Stock [Member]
Consideration of shares transferred	6,666,667
Subsequent Event [Member] | Western Acquisition Ventures Corp [Member] | Series A Warrants [Member]
Consideration of shares transferred	680,875
Subsequent Event [Member] | Western Acquisition Ventures Corp [Member] | Series B Warrants [Member]
Consideration of shares transferred	6,000,000
Subsequent Event [Member] | Western Acquisition Ventures Corp [Member] | Series D Warrants [Member]
Consideration of shares transferred	7,272,728
Subsequent Event [Member] | Western Acquisition Ventures Corp [Member] | Common Stock [Member]
Consideration of shares transferred	6,543,073
Subsequent Event [Member] | Western Acquisition Ventures Corp [Member] | Common Stock Warrant [Member]
Consideration of shares transferred	270,171
Subsequent Event [Member] | Western Acquisition Ventures Corp [Member] | Series D Private Placement [Member]
Consideration of shares transferred	472,813
Subsequent Event [Member] | Alliance Global Partners [Member] | Common Stock [Member]
Consideration of shares transferred	500,000
Subsequent Event [Member] | Seward & Kissel LLP [Member] | Common Stock [Member]
Consideration of shares transferred	250,000
Subsequent Event [Member] | Baker & Hostetler LLP [Member] | Common Stock [Member]
Consideration of shares transferred	78,803